UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21552

                             J.P. Morgan Access Multi-Strategy Fund, L.L.C.

(Exact name of registrant as specified in charter)

270 Park Avenue

                                                   New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue, Floor 9

                                                   New York, NY 10017

(Name and address of agent for service)

Copy to:

Richard Horowitz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments

December 31, 2016

(Unaudited)

Investment Fund(h)	Cost ($)	Fair Value ($)	% of Members’ Capital	Liquidity (f)
Diversified
D.E. Shaw Composite Fund, L.L.C.	69,152,329	70,663,701	7.80	Quarterly

Total	69,152,329	70,663,701	7.80

Event Driven - Core
Corvex Partners LP (b)	43,258,531	43,414,436	4.79	Quarterly
Deephaven Event Fund LLC	81,842	6,816	0.00 (a)	In Liquidation**
Pershing Square, L.P. (b)	46,441,671	37,499,899	4.14	Quarterly
Third Point Partners Qualified L.P. (b)	23,210,241	25,389,453	2.80	Quarterly
Tyrus Capital Event Fund, L.P.	2,327,591	3,291,204	0.36	Quarterly
ValueAct Capital Partners, L.P.	165,491	289,059	0.03	Side Pocket*

Total	115,485,367	109,890,867	12.12

Event Driven – Distressed
Strategic Value Restructuring Fund, LP	1,031,586	4,091	0.00 (a)	In Liquidation**
SVRF (Onshore) Holdings LLC	71,440	29,411	0.00 (a)	In Liquidation**
Varde Credit Partners Offshore, Ltd. (b)	46,500,000	49,617,127	5.47	Quarterly
York Credit Opportunities Fund, L.P. (b)	28,815,504	26,619,836	2.94	Quarterly

Total	76,418,530	76,270,465	8.41

Long/Short Equities
Alyeska Fund, L.P. (b)	38,187,672	36,597,209	4.04	Monthly
Coatue Qualified Partners, L.P. (b)	89,000,000	89,478,179	9.87	Quarterly
Copper River Partners, L.P.	57,214	14,991	0.00 (a)	In Liquidation**
Glenview Institutional Partners, L.P. (b)	22,192,162	19,084,383	2.11	Quarterly/Side Pocket*
Highline Capital Partners QP, LP (b)	25,500,000	25,461,332	2.81	Quarterly
Lakewood Capital Partners, L.P. (b)	31,638,624	35,189,917	3.88	Quarterly

Total	206,575,672	205,826,011	22.71

Opportunistic/Macro
Black River Commodity Multi-Strategy Fund LLC	399,123	11,586	0.00 (a)	Side Pocket*
Brevan Howard L.P. (b)	993,728	2,297,726	0.25	Monthly
Caxton Global Investments (USA) LLC (b)	48,070,453	51,291,160	5.66	Quarterly
D.E. Shaw Oculus Fund, L.L.C. (b)	44,766,155	49,202,917	5.43	Quarterly
Dymon Asia Macro (US) Fund (b)	27,820,863	31,409,195	3.47	Monthly
NWI Emerging Market Fixed Income Fund LP (b)	21,500,000	21,908,500	2.42	Quarterly
Winton Diversified Futures Fund (US) L.P.	50,901,233	50,506,278	5.57	Monthly

Total	194,451,555	206,627,362	22.80

Relative Value
Blue Mountain Credit Alternatives Fund L.P. (b)	29,962,571	32,610,489	3.60	Quarterly
GoldenTree Partners, L.P. (b)	4,137,879	11,459,089	1.27	In Liquidation**
Good Hill SPV, Ltd.	213,659	152,674	0.02	In Liquidation**
GSO Special Situations Fund LP	24,034,852	21,590,332	2.38	Quarterly
Horizon Portfolio I Ltd. (b)	40,000,000	39,790,144	4.39	Quarterly
King Street Capital, L.P. (b)	53,002,213	55,193,326	6.09	Quarterly/Side Pocket*
Magnetar Capital Fund, LP	10,603	11,507	0.00 (a)	In Liquidation**
Magnetar Risk Linked Fund (US), Ltd.	116,513	145,082	0.01	Side Pocket*
Magnetar SPV LLC	2,488	2,895	0.00 (a)	In Liquidation**
Pine River Fund, L.P. (b)	12,445,349	11,826,606	1.30	Quarterly
Tricadia Credit Strategies L.P. (b)	30,434,850	29,239,780	3.23	Quarterly
Two Sigma Spectrum U.S. Fund, LP (b)	26,854,926	27,355,148	3.02	Quarterly
Waterfall Victoria Fund, L.P.	1,309	8,731	0.00 (a)	Side Pocket*

Total	221,217,212	229,385,803	25.31

Total Investments in Investment Funds	883,300,665	898,664,209	99.15

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

December 31, 2016

(Unaudited)

Private Equity Investment(h)	Cost ($)		Fair Value ($)	% of Members’ Capital	Liquidity (f)
United States:
Energy
Brilliant Light Power, Inc. (g)	179,400		134,550	0.01	Illiquid***

Total Private Equity Investment	179,400		134,550	0.01

Short-Term Investments
Investment Companies
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 0.01% (b),(c),(e)	1,499,759		1,499,759	0.17	Daily
JPMorgan U.S. Government Money Market Fund,
Institutional Class Shares, 0.01% (b),(d),(e)	75,246,477		75,246,477	8.30	Daily

Total Short-Term Investments	76,746,236		76,746,236	8.47

Total Investments	960,226,301	†	975,544,995	107.63

Other Liabilities, less Other Assets			(69,117,268)	(7.63)

Members’ Capital			906,427,727	100.00

(a)	Amount rounds to less than 0.005%.
(b)	Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit. The aggregate value of collateral pledged for the line of credit is $753,436,234.
(c)

Investment in affiliate. The Fund holds 1,499,759 shares in the JPMorgan Prime Money Market Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)

Investment in affiliate. The Fund holds 75,246,477 shares in the JPMorgan U.S. Government Money Market Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)	The rate shown is the current yield as of December 31, 2016.
(f)	Certain funds may be subject to an initial lock-up period.
(g)	Received 15 shares via an in-kind distribution from Black Bear I, L.P. Fund.
(h)	Non-income producing securities.
*	A side pocket is an account within the Investment Fund that has additional restrictions on liquidity.
**

The Investment Fund is in the process of ceasing its operations or has created a special purpose vehicle to handle the orderly disposition of the underlying assets, which may result in J.P. Morgan Access Multi-Strategy Fund, L.L.C.’s delayed receipt of redemption proceeds.

***	Subject to in-kind distribution liquidity provisions.
†	Aggregate cost for U.S. federal income tax purposes is substantially the same.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

December 31, 2016

(Unaudited)

Investment Strategy as a Percentage of Total Investments

Diversified	7.24%
Event Driven-Core	11.26%
Event Driven-Distressed	7.83%
Long/Short Equities	21.10%
Opportunistic/Macro	21.18%
Relative Value	23.51%
Private Equity Investment	0.01%
Short-Term Investments	7.87%

Total	100.00%

The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 20% to 30% of net profits earned.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Schedule of Investments December 31, 2016 (Unaudited)

1. Valuation of Investments

The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the J.P. Morgan Access Multi-Strategy Fund, L.L.C.’s (the “Fund”) valuation policies set forth by and under the supervision and responsibility of the Board of Directors (the “Board”), which established the following approach to valuation, as described more fully below. The Fund values its investments in Investment Funds at fair value. Fair value as of each month-end ordinarily is the net asset value (“NAV”) determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation.

J.P. Morgan Investment Management Inc. (“JPMIM” or the “Administrator”), a corporation formed under the laws of the State of Delaware and an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”), has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund as described in detail below. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

On a monthly basis, the NAV is used to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Administrator believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end NAV to the Fund on a timely basis, the Administrator would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in “side pockets”, sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid investments, the Fund might not be able to fully liquidate its investment without considerable delay. In such cases, the value of its investment could fluctuate during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Schedule of Investments December 31, 2016 (Unaudited) (continued)

Investments in the affiliated money market fund are valued at such fund’s NAV per share as of the valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments or other significant observable inputs.

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The Fund’s investments in affiliated money market mutual funds and a private equity investment, as disclosed on the Schedule of Investments, are designated as Level 1 and Level 3, respectively.

As of December 31, 2016, Investment Funds with a fair value of $898,664,209 have not been categorized in the fair value hierarchy as the Investment Funds were measured using the NAV per share as a practical expedient.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) J.P. Morgan Access Multi-Strategy Fund, L.L.C.

By (Signature and Title)* /s/ Brian S. Shlissel
Brian S. Shlissel, Principal Executive Officer
(principal executive officer)

Date 2/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian S. Shlissel
Brian S. Shlissel, Principal Executive Officer
(principal executive officer)

Date 2/27/2017

By (Signature and Title)* /s/ Laura M. Del Prato
Laura M. Del Prato, Principal Financial Officer
(principal financial officer)

Date 2/27/2017

* Print the name and title of each signing officer under his or her signature.